LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT
LONG-TERM DEBT

14.LONG-TERM DEBT

	As at	As at
	December 31,	December 31,
	2024	2023
Credit Facilities(i)(ii)	$(3,930)	$(2,323)
Term Loan Facility(i)(iii)	—	599,333
2020 Notes(i)(iii)	199,092	198,945
2018 Notes(i)(iii)	348,828	348,657
2017 Notes(i)(iii)	299,319	299,103
2016 Notes(i)(iii)	249,695	249,530
2015 Note(i)(iii)	49,952	49,886
2012 Notes(i)(iii)	—	99,955
Total debt	$1,142,956	$1,843,086
Less: current portion	90,000	100,000
Total long-term debt	$1,052,956	$1,743,086

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	Credit Facilities refers to the Credit Facility and the Old Credit Facility as defined below. There were no amounts outstanding under the Credit Facilities as at December 31, 2024 and December 31, 2023. The December 31, 2024 and December 31, 2023 balances relate to unamortized deferred financing costs.
(iii)	The Term Loan Facility, 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, 2015 Note and 2012 Notes are defined below.

14.LONG-TERM DEBT (Continued)

Scheduled Debt Principal Repayments

	2025	2026	2027	2028	2029	Thereafter	Total
2020 Notes	$—	$—	$—	$—	$—	$200,000	$200,000
2018 Notes	—	—	—	45,000	—	305,000	350,000
2017 Notes	40,000	—	100,000	—	150,000	10,000	300,000
2016 Notes	—	200,000	—	50,000	—	—	250,000
2015 Note	50,000	—	—	—	—	—	50,000
Total	$90,000	$200,000	$100,000	$95,000	$150,000	$515,000	$1,150,000

Old Credit Facility

During the year ended December 31, 2024, drawdowns and repayments on the Company’s previous $1.2 billion unsecured revolving credit facility (the “Old Credit Facility”) each totaled $200.0 million. During the year ended December 31, 2023, Old Credit Facility drawdowns and repayments each totaled $1.3 billion. As at December 31, 2023, no amounts were outstanding under the Old Credit Facility.

On February 12, 2024, the Company entered into the Credit Facility (as defined below) and terminated the Old Credit Facility.

Credit Facility

On February 12, 2024, the Company entered into a new credit facility with a group of financial institutions that provides the Company a $2.0 billion unsecured revolving credit facility and includes a $1.0 billion uncommitted accordion facility (the “Credit Facility”). The Credit Facility matures and all indebtedness thereunder is due and payable on February 12, 2029. The Credit Facility is available in US dollars through Secured Overnight Financing Rate (“SOFR”) and base rate advances, or in Canadian dollars through Canadian Overnight Repo Rate Average (“CORRA”) and prime rate advances, priced at the applicable rate plus a margin that ranges from 0.00% to 2.00%. The Credit Facility also provides for the issuance of letters of credit, priced at the applicable rate plus a margin that varies from 0.60% to 2.00%. The lenders under the Credit Facility are each paid a standby fee at a rate that ranges from 0.09% to 0.25% of the undrawn portion of the Credit Facility. In each case, the applicable margin or standby fees vary depending on the Company’s credit rating. The Company’s payment and performance of its obligations under the Credit Facility are not guaranteed by any of its subsidiaries, however the Company must provide guarantees from certain of its subsidiaries if (i) any existing material indebtedness of the Company benefits from guarantees and the Company no longer maintains an investment grade credit rating, or (ii) if the Company incurs new material indebtedness for borrowed money, or refinances existing material indebtedness (including material alterations to the terms of such indebtedness, but excluding maturity date extensions) and provides guarantees of such new or refinanced material indebtedness from any of its subsidiaries.

As at December 31, 2024, no amounts were outstanding under the Credit Facility. During the year ended December 31, 2024, Credit Facility drawdowns and repayments each totaled $400.0 million. As at December 31, 2024, $1,976.5 million was available for future drawdown under the Credit Facility. Credit Facility availability is reduced by outstanding letters of credit, which were $23.5 million as at December 31, 2024.

14.LONG-TERM DEBT (Continued)

Term Loan Facility

On April 20, 2023, the Company entered into a credit agreement with two financial institutions that provides a $600.0 million unsecured term credit facility (the “Term Loan Facility”). The Company drew the full amount of the Term Loan Facility on April 28, 2023. The Term Loan Facility was scheduled to mature and all indebtedness thereunder was due and payable on April 21, 2025. The Term Loan Facility was available as a single advance in US dollars through SOFR and base rate advances, priced at the applicable rate plus a margin that ranged from 0.00% to 2.00%, depending on the Company’s credit rating.

On February 12, 2024, the Company and the lenders under the Term Loan Facility amended the Term Loan Facility in connection with the Company’s entry into the Credit Facility to, among other things, release the subsidiary guarantees previously provided to the lenders under the facility.

During the year ended December 31, 2024, Agnico Eagle fully repaid the $600.0 million outstanding on its Term Loan Facility.

2020 Notes

On April 7, 2020, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the “2020 Notes”) with a weighted average maturity of 11 years and weighted average yield of 2.83%.

The following table sets out details of the individual series of the 2020 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes

On April 5, 2018, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2018 Notes”).

The following table sets out details of the individual series of the 2018 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$45,000	4.38%	4/5/2028
Series B	55,000	4.48%	4/5/2030
Series C	250,000	4.63%	4/5/2033
Total	$350,000

14.LONG-TERM DEBT (Continued)

2017 Notes

On June 29, 2017, the Company closed a $300.0 million private placement of guaranteed senior unsecured notes (the “2017 Notes”).

The following table sets out details of the individual series of the 2017 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$40,000	4.42%	6/29/2025
Series B	100,000	4.64%	6/29/2027
Series C	150,000	4.74%	6/29/2029
Series D	10,000	4.89%	6/29/2032
Total	$300,000

2016 Notes

On June 30, 2016, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2016 Notes”). On June 30, 2023, the Company repaid $100.0 million of the Series A 4.54% Notes at maturity.

The following table sets out details of the remaining series of the 2016 Notes:

	Principal	Interest Rate	Maturity Date
Series B	$200,000	4.84%	6/30/2026
Series C	50,000	4.94%	6/30/2028
Total	$250,000

2015 Note

On September 30, 2015, the Company closed a private placement of a $50.0 million guaranteed senior unsecured note (the ”2015 Note”) with a September 30, 2025 maturity date and a yield of 4.15%.

2012 Notes

On July 24, 2012, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the ”2012 Notes “) and, together with the 2020 Notes, 2018 Notes, the 2017 Notes, the 2016 Notes and the 2015 Note, the “Notes”. The 2012 Notes consisted of a $100.0 million tranche of 4.87% notes due July 25, 2022 and a $100.0 million tranche of 5.02% notes due July 23, 2024.

On July 24, 2024, the Company repaid $100.0 million of 2012 Series B 5.02% notes at maturity. As at December 31, 2024, the principal amount of the 2012 Notes was fully repaid.

14.LONG-TERM DEBT (Continued)

Covenants

Payment and performance of Agnico Eagle’s obligations under the Old Credit Facility, Term Loan Facility, and the Notes were guaranteed by each of its material subsidiaries and certain of its other subsidiaries (the “Guarantors”). However, in connection with the Company’s entry into the Credit Facility on February 12, 2024, the subsidiary guarantees provided in connection with the Term Loan Facility and the Notes were released.

The Old Credit Facility contained, and the Credit Facility contains, customary covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances and sell material assets.

The Term Loan Facility contained covenants that limit the actions of the Company in the same manner and to the same extent as the existing limitations under the Credit Facility.

The note purchase agreements pursuant to which the Notes were issued (the “Note Purchase Agreements”) contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

The Credit Facility and Note Purchase Agreements also require, and the Term Loan Facility also required, the Company to maintain a total net debt to capitalization ratio below a specified maximum value and the Note Purchase Agreements require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value and, other than the 2018 and 2020 Notes, a minimum tangible net worth.

The Company was in compliance with all covenants contained in the Credit Facility, Old Credit Facility, Term Loan Facility and Note Purchase Agreements throughout the years-ended and as at December 31, 2024 and 2023.

Finance Costs

Total finance costs consist of the following:

	Year Ended December 31,
	2024	2023
Interest on Notes	$53,229	$57,192
Interest on Term Loan Facility	32,712	26,273
Interest on Credit Facilities	3,350	10,928
Credit Facilities fees	6,167	6,374
Amortization of credit and term loan financing and note issuance costs	3,845	3,290
Accretion expense on reclamation provisions	33,815	32,906
Interest on lease obligations and other interest expense (income)	(3,566)	(3,699)
Interest capitalized to assets under construction	(2,814)	(3,177)
Total finance costs	$126,738	$130,087

Borrowing costs were capitalized to assets under construction during the year ended December 31, 2024 at a weighted average capitalization rate of 1.41% (2023 — 1.28%).